Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000108536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ariel Fund (Institutional Class)
Accumulated Value	$ 1,000,000		$ 1,158,735.927	$ 1,345,479.952	$ 1,551,296.144	$ 1,444,815.605	$ 1,318,459.058	$ 2,190,234.032	$ 1,646,667.072	$ 1,892,167.27	$ 2,422,169.628	$ 2,669,504.56
C000013706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ariel Fund (Investor Class)
Accumulated Value	10,000		11,554.91468	13,375.41118	15,378.14571	14,274.3198	12,985.552	21,503.68953	16,117.18496	18,462.8282	23,563.04706	25,886.67543
C000013707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ariel Appreciation Fund (Investor Class)
Accumulated Value	10,000		11,365.9737	12,776.22087	14,041.33544	13,447.98354	12,651.264	18,378.95631	14,978.44064	17,217.10116	20,370.03876	21,848.47533
C000108537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ariel Appreciation Fund (Institutional Class)
Accumulated Value	1,000,000		1,140,011.239	1,285,714.248	1,416,958.908	1,361,617.29	1,284,711.6	1,872,334.66	1,530,872.014	1,765,387.702	2,094,484.168	2,253,534.778
C000108538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ariel Focus Fund (Institutional Class)
Accumulated Value	1,000,000		1,148,318.187	1,348,118.643	1,544,150.328	1,442,914.334	1,375,296.896	1,935,504.169	1,650,685.6	1,783,629.912	2,281,837.11	2,748,918.802
C000013708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ariel Focus Fund (Investor Class)
Accumulated Value	10,000		11,458.81009	13,417.31892	15,338.99438	14,286.83774	13,584.60534	19,071.7898	16,228.01242	17,498.99817	22,317.41911	26,811.05564
C000108545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ariel International Fund (Investor Class)
Accumulated Value	10,000		10,876	11,915	11,857	11,573	11,986	13,065	10,491	12,252	14,654	17,880
C000108546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ariel International Fund (Institutional Class)
Accumulated Value	1,000,000		1,089,800	1,196,600	1,194,600	1,169,200	1,212,900	1,325,200	1,066,700	1,249,700	1,497,900	1,831,500
C000108548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ariel Global Fund (Institutional Class)
Accumulated Value	1,000,000		1,125,611.046	1,273,090.392	1,370,182.728	1,326,580.468	1,385,964.298	1,611,337.672	1,453,274.68	1,685,572.146	2,025,094.522	2,343,933.184
C000108547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ariel Global Fund (Investor Class)
Accumulated Value	10,000		11,225.502	12,669.9984	13,605.37712	13,140.7584	13,696.40448	15,875.73375	14,289.66333	16,524.42517	19,811.68388	22,874.85202
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index (Broad-based Index)
Accumulated Value	10,000		11,543	13,691.1	16,143.3	16,830	19,379.5	25,194.4	21,296.3	25,900	35,315	41,529.6
MSCI EAFE Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Net Index (Broad-based Index)
Accumulated Value	10,000		10,652	12,687	13,034	12,859	12,923	16,248	12,165	15,285	19,070	21,928
MSCI ACWI ex US Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Net Index
Accumulated Value	10,000		10,926	13,068	13,298	13,135	13,529	16,765	12,546	15,104	18,933	22,046
MSCI ACWI Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net Index (Broad-based Index)
Accumulated Value	10,000		11,195.801	13,283.88864	14,582.38247	14,783.20402	16,327.01963	20,806.70927	16,507.87312	19,941.80739	26,274.53218	30,811.84391
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500TM Index
Accumulated Value	10,000		11,443.50816	13,479.65725	15,662.43182	15,029.01491	15,362.46026	22,279.96485	17,577.22232	19,560.64052	24,679.02655	27,186.45798
Russell 2500TM Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500TM Value Index
Accumulated Value	10,000		11,768.3364	13,621.54245	15,017.02275	14,363.3362	12,550.77919	19,376.51759	16,401.94252	18,262.60005	23,117.84884	25,199.51951
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	10,000		11,880.90024	14,322.25731	15,658.2539	14,367.25179	12,229.37721	20,046.92442	16,501.37998	17,795.47254	22,400.664	24,166.95258
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Accumulated Value	10,000		11,726.3151	13,293.74946	14,464.72709	14,696.41455	13,623.57876	19,399.80808	16,769.57021	18,622.30655	24,025.45146	25,847.65478
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Accumulated Value	10,000		11,424.94632	13,175.59787	15,017.58991	15,495.9493	16,201.38957	22,375.38519	18,035.90308	20,461.00511	26,461.87795	29,401.12362
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		11,619.49828	13,376.68707	14,640.78763	15,226.51723	14,461.40851	19,524.5318	17,306.04349	19,804.72653	25,302.81012	27,691.86754
MSCI EAFE Value Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Net Index
Accumulated Value	10,000		10,352	12,686	12,639	12,017	10,583	13,828	11,040	14,519	17,878	21,906
MSCI ACWI ex US Value Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex-US Value Net Index
Accumulated Value	10,000		10,696	13,002	13,056	12,467	11,116	14,605	11,681	14,622	18,137	21,794
MSCI ACWI Value Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Value Net Index
Accumulated Value	$ 10,000		$ 11,182.8816	$ 13,214.83595	$ 13,847.07561	$ 13,848.21683	$ 12,736.66191	$ 16,718.9729	$ 14,383.45221	$ 16,825.10699	$ 21,348.9301	$ 23,940.08559